Financial Instruments - Additional Information - Credit Agreement, Facilities Agreement and Financing Agreement (Detail) - USD ($) $ in Millions			12 Months Ended
	Dec. 23, 2021	Oct. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Jul. 19, 2017
Disclosure of detailed information about financial instruments [line items]
Repayments of current borrowings			$ 2,420	$ 5,897	$ 4,572
Total adjustment of the interest rate margin description			interest rate margin of plus or minus 5 basis points
Borrowings			$ 6,971	$ 7,379	$ 9,339	$ 9,365
London Inter bank Offered Rate LIBOR [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			4.77%	0.21%
EuroInterBankOfferedRate [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			2.13%	(0.57%)
Interbank Equilibrium Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			10.77%	5.72%
Two Thousand Twenty One Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Repayments of current borrowings		$ 3,250
Line of credit ,Interest basis Points			25 days
Line of credit Leverage Ratio Description			2.25 times in the lower end to greater than 3.25
Borrowings			$ 1,800	$ 1,500
Two Thousand Twenty One Credit Agreement [Member] | Five year amortizing term loan [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount		1,500
Line of credit ,Expiration period			5 years
Two Thousand Twenty One Credit Agreement [Member] | Five year committed Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount		$ 1,750
Line of credit ,Expiration period			5 years
Two Thousand Twenty One Credit Agreement [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 300
CEMEX Holdings Philippines, Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure				500
CEMEX Latam Holdings, S.A [member]
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure				1,500
Acquisitions and investments in joint ventures				$ 400
Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Interest rate			12.20%	7.20%
Repayments of current borrowings	$ 5,231
Borrowings			$ 267	$ 254
Mexico, Pesos | Two Thousand Twenty One Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			5,231
BorrowingsReportingCurrencyDenominatedValue			$ 268	$ 255
2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness								$ 4,050
2014 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness							$ 3,680
Bottom of range [member] | Two Thousand Twenty One Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points			100 days
Bottom of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			3.38%
Top of range [member] | Two Thousand Twenty One Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points			175 days
Top of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			5.65%